VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated June 15, 2017

to the Funds’ current Statement of Additional Information (“SAI”)

dated February 28, 2017

Effective immediately, the subsection entitled “Adviser - Portfolio Management – Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, Voya Multi-Manager International Factors Fund, and Voya Multi-Manager International Small Cap Fund – Ownership of Securities” of the Funds’ SAI is deleted in its entirety and replaced with the following:

Ownership of Securities

The following table shows the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of December 31, 2016, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Voya Multi-Manager Emerging Markets Equity Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Jody Hrazanek	$1 - $10,000
Halvard Kvaale, CIMA	$10,001 - $50,000

Voya Multi-Manager International Equity Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Jody Hrazanek	None
Halvard Kvaale, CIMA	$10,001 - $50,000

Voya Multi-Manager International Factors Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Jody Hrazanek	None
Halvard Kvaale, CIMA	$1 - $10,000

Voya Multi-Manager International Small Cap Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Jody Hrazanek	None
Halvard Kvaale, CIMA	$10,001 - $50,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE